Document and Entity Information	Jan. 19, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 19, 2023
Entity Registrant Name	Lionheart III Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41011
Entity Tax Identification Number	36-4981022
Entity Address, Address Line One	4218 NE 2nd Avenue
Entity Address, City or Town	Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	573-3900
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845991
Amendment Flag	false
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	LION
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	LIONW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one Redeemable Warrant
Trading Symbol	LIONU
Security Exchange Name	NASDAQ